Changes in accumulated other comprehensive income (loss) for postretirement plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive loss at beginning of year	$ 333,287
Recognized During Year [Abstract]
Amortization of prior service cost	200	961	1,046
Ocurring During Year [Abstract]
Total Increase in AOCL	(1,983)	11,681
Accumulated other comprehensive loss at end of year	348,306	333,287
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive loss at beginning of year	37,469	25,788
Recognized During Year [Abstract]
Amortization of prior service cost	200	961	1,046
Actuarial losses	(2,162)	(1,068)	1,175
Ocurring During Year [Abstract]
Net actuarial losses	(21)	11,788
Accumulated other comprehensive loss at end of year	$ 35,486	$ 37,469	$ 25,788